Document and Entity Information	Feb. 05, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity File Number	001-4802
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	201
Local Phone Number	847-6800
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
1.900% Notes due December 15, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
3.020% Notes due May 24, 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
1.208% Notes due June 4, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
1.213% Notes due February 12, 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
0.034% Notes due August 13, 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE